RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Net amounts due to related parties consisted of the following as of September 30, 2023 and 2022:

		As of September 30,
Accounts	Name of related parties	2023	2022
Related party payables	Shareholder, HUANG Jian Cong	$1,017,701	$1,963,527
Related party payables	Other Affiliates of the Company	93,300	88,876

This represented unsecured and interest free borrowings between the Company and Huang Jiancong and other related parties to the Company. For the years end September 30, 2023 and 2022, the Company had outstanding loans with total amount of $1,017,701 and $1,963,527 from its shareholder, HUANG Jian Cong.